Fair Value Measurements and Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Fair Value of Financial Instruments Disclosure
Fair Value Measurements and Fair Value of Financial Instruments [Text Block]

Note 12.       Fair Value Measurements and Fair Value of Financial Instruments

Fair Value Measurements

       The company uses the market approach technique to value its financial instruments and there were no changes in valuation techniques during 2012. The company's financial assets and liabilities carried at fair value are primarily comprised of investments in money market funds, mutual funds holding publicly traded securities, derivative contracts used to hedge the company's currency and interest rate risks and other investments in unit trusts and insurance contracts held as assets to satisfy outstanding retirement liabilities.

       The fair value accounting guidance requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

       Level 1: Quoted market prices in active markets for identical assets or liabilities that the company has the ability to access.

       Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data such as quoted prices, interest rates and yield curves.

       Level 3: Inputs are unobservable data points that are not corroborated by market data.

       The following table presents information about the company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$73.6	$73.6	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	36.6	36.6	—	—
Insurance contracts	62.5	—	62.5	—
Auction rate securities	4.3	—	—	4.3
Derivative contracts	1.6	—	1.6	—

Total Assets	$178.6	$110.2	$64.1	$4.3

Liabilities
Derivative contracts	$0.8	$—	$0.8	$—
Contingent consideration	20.1	—	—	20.1

Total Liabilities	$20.9	$—	$0.8	$20.1

	The following table presents information about the company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$377.1	$377.1	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	35.6	35.6	—	—
Insurance contracts	56.7	—	56.7	—
Auction rate securities	4.3	—	—	4.3
Derivative contracts	0.9	—	0.9	—

Total Assets	$474.6	$412.7	$57.6	$4.3

Liabilities
Derivative contracts	$1.2	$—	$1.2	$—
Contingent consideration	1.7	—	—	1.7

Total Liabilities	$2.9	$—	$1.2	$1.7

       Available-for-sale investments are carried at fair value and are included in the tables above. The aggregate market value, cost basis and gross unrealized gains and losses of available-for-sale investments by major security type are as follows:

(In millions)	Market Value	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses

2012
Mutual Fund and Unit Trust Investments	$36.6	$25.4	$11.2	$—
Auction Rate Securities	4.3	4.8	—	0.5

	$40.9	$30.2	$11.2	$0.5

2011
Mutual Fund and Unit Trust Investments	$35.6	$25.2	$10.4	$—
Auction Rate Securities	4.3	4.8	—	0.5

	$39.9	$30.0	$10.4	$0.5

       The cost of available-for-sale investments that were sold was based on specific identification in determining realized gains and losses recorded in the accompanying statement of income. Gross realized gains and gross realized losses on the sale of available-for-sale investments were nominal in 2012, 2011 and 2010.

       The company determines the fair value of its insurance contracts by obtaining the cash surrender value of the contracts from the issuer. The fair value of derivative contracts is the estimated amount that the company would receive/pay upon liquidation of the contracts, taking into account the change in currency exchange rates. The company determines the fair value of the auction rate securities by obtaining indications of value from brokers/dealers. The company determines the fair value of acquisition-related contingent consideration based on assessment of the probability that the company would be required to make such future payment. Changes to the fair value of contingent consideration are recorded in selling, general and administrative expense. The following tables provide a rollforward of the fair value, as determined by Level 3 inputs, of the auction rate securities and contingent consideration.

(In millions)	2012	2011

Auction Rate Securities
Beginning Balance	$4.3	$4.6
Sale of securities	—	(0.6)
Total unrealized gains included in other comprehensive income	—	0.3

Ending Balance	$4.3	$4.3

       The company has the ability and intent to hold the auction rate securities to maturity unless they are redeemed earlier by the issuer.

(In millions)	2012	2011

Contingent Consideration
Beginning Balance	$1.7	$28.7
Additions	19.9	1.4
Payments	(1.0)	(27.3)
Change in fair value included in earnings	(0.5)	(1.2)
Currency translation	—	0.1

Ending Balance	$20.1	$1.7

       The notional amounts of derivative contracts outstanding, consisting of foreign currency exchange contracts, totaled $719 million and $449 million at December 31, 2012 and December 31, 2011, respectively.

       The following tables present the fair value of derivative instruments in the consolidated balance sheet and statement of income.

	Fair Value – Assets		Fair Value – Liabilities
	December 31,	December 31,	December 31,	December 31,
(In millions)	2012	2011	2012	2011

Derivatives Not Designated as Hedging Instruments
Foreign currency exchange contracts (a)	$1.6	$0.9	$0.8	$1.2

(a)	The fair value of the foreign currency exchange contracts is included in the consolidated balance sheet under the captions other current assets or other accrued expenses.

	Gain (Loss) Recognized
(In millions)	2012	2011

Derivatives Designated as Fair Value Hedges
Interest rate swaps	$—	$16.5
Derivatives Not Designated as Fair Value Hedges
Foreign currency exchange contracts
Included in cost of revenues	3.0	—
Included in other expense, net	(10.4)	47.2

       Gains and losses recognized on interest rate swap and foreign currency exchange contracts are included in the consolidated statement of income together with the corresponding, offsetting losses and gains on the underlying hedged transactions except for the exchange rate hedges entered in anticipation of completing the 2011 acquisition of Phadia (discussed below). The gains on these contracts had no underlying offset in the company's income statement.

       On May 19, 2011, in connection with the planned acquisition of Phadia, the company entered into several foreign currency forward contracts to partly mitigate the currency exchange risk associated with the payment of the euro-denominated purchase price and the repayment of multi-currency debt on the Phadia books. The currencies purchased included the euro, Swedish krona and Japanese yen, with the aggregate notional amount totaling $2.34 billion. These currency forward contracts were not able to be designated as hedging instruments and therefore the change in the derivative fair value was marked to market through income/expense, resulting in a $28 million gain included in other expense, net, during 2011.

Fair Value of Other Financial Instruments

       The carrying amount and fair value of the company's notes receivable and debt obligations are as follows:

	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
(In millions)	Value	Value	Value	Value

Notes Receivable	$4.7	$4.7	$6.5	$6.5

Debt Obligations:
Senior notes	7,019.5	7,455.2	6,093.0	6,454.6
Commercial paper	50.0	50.0	900.0	900.0
Other	54.8	54.8	35.0	35.0

	$7,124.3	$7,560.0	$7,028.0	$7,389.6

	The fair value of debt obligations was determined based on quoted market prices and on borrowing rates available to the company at the respective period ends which represent level 2 measurements.